UNAUDITED CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000	200,000,000
Common shares, shares issued	2,000,000	2,000,000	2,000,000
Common shares, shares outstanding	2,000,000	2,000,000	2,000,000
Ordinary shares subject to possible redemption, par value (in dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares authorized		200,000,000	200,000,000
Ordinary shares subject to possible redemption, shares outstanding	856,042	953,033	8,000,000
Ordinary shares subject to possible redemption, redemption value per share	$ 10.00	$ 10.22	$ 10.00
Shares surrendered to company for cancellation		875,000	875,000
Ordinary shares subject to redemption
Ordinary shares subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares authorized	200,000,000	200,000,000
Ordinary shares subject to possible redemption, shares outstanding	856,042	953,033
Ordinary shares subject to possible redemption, redemption value per share	$ 10.76	$ 10.22